LONG TERM LOAN (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 CAD ($)	Dec. 31, 2020 CAD ($)	Sep. 30, 2025 ILS (₪)	Dec. 31, 2020 ILS (₪)
IfrsStatementLineItems [Line Items]
Principal amount		$ 182,542		₪ 500,000
Interest rate		1.50%		1.50%
Borrowings maturity, description		September 18, 2025
Secured bank loans received		$ 9,127		₪ 25,000
Minimum [Member]
IfrsStatementLineItems [Line Items]
Interest rate	2.56%		2.56%
Maximum [Member]
IfrsStatementLineItems [Line Items]
Interest rate	2.74%		2.74%
Term loan one [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 39,674		₪ 100,000
Borrowings maturity, description	May 20,2027,
Term loan two [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 39,674		100,000
Borrowings maturity, description	April 20,2028
Term loan three [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 25,449		₪ 64,000